Other financial assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other financial assets [Line Items]
Other current financial assets	€ 0	€ 2	€ 3
Non-current investments in equity instruments designated at fair value through other comprehensive income	€ 213	€ 222